UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-3835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
(Address of principal executive offices) (Zip Code)

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/08 is included with this Form.

Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2008 (Unaudited)

Shares		Value

Common Stocks — 97.5%
Aerospace/Defense — 1.9%
441,000	Bombardier, Inc. Class B *	$2,347,937
34,000	Raytheon Co.	2,196,740

		4,544,677

Auto Parts — 1.0%
104,000	LKQ Corp. *	2,336,880

Beverage - Alcoholic — 0.9%
39,000	Central European Distribution Corp. *	2,265,814

Beverage - Soft Drink — 1.0%
41,000	Coca-Cola Co. (The)	2,495,670

Biotechnology — 2.0%
29,000	Invitrogen Corp. *	2,478,630
74,000	Martek Biosciences Corp. *	2,262,180
		4,740,810

Chemical - Basic — 3.9%
34,000	Agrium, Inc.	2,111,740
40,000	Compass Minerals International, Inc.	2,359,200
53,000	E.I. du Pont de Nemours & Co.	2,478,280
15,000	Potash Corporation of Saskatchewan, Inc.	2,328,150
		9,277,370

Chemical - Diversified — 2.0%
46,000	FMC Corp.	2,552,540
21,000	Monsanto Co.	2,341,500
		4,894,040

Chemical - Specialty — 3.0%
23,000	Mosaic Co. (The) *	2,359,800
34,000	NewMarket Corp.	2,565,300
43,000	OM Group, Inc. *	2,345,220
		7,270,320

Computer & Peripherals — 4.7%
20,000	International Business Machines Corp.	2,302,800
67,000	MICROS Systems, Inc. *	2,255,220
68,000	ScanSource, Inc. *	2,460,920
140,000	Sun Microsystems, Inc. *	2,174,200
74,000	Western Digital Corp. *	2,000,960
		11,194,100

Computer Software & Services — 6.8%
64,000	ANSYS, Inc. *	2,209,280
75,000	BMC Software, Inc. *	2,439,000
106,000	CA, Inc.	2,385,000
52,000	ManTech International Corp. Class A *	2,358,720
81,000	Microsoft Corp.	2,298,780
119,000	Oracle Corp. *	2,327,640
92,000	Sybase, Inc. *	2,414,871
		16,433,291

Shares		Value

Drug — 8.9%

42,000	Biogen Idec, Inc. *	$2,590,980
28,000	Covance, Inc. *	2,323,160
29,000	Genzyme Corp. *	2,161,660
54,000	Hospira, Inc. *	2,309,580
62,000	LifeCell Corp. *	2,605,860
37,000	Novo Nordisk A/S ADR	2,561,880
60,000	OSI Pharmaceuticals, Inc. *	2,243,400
89,000	PAREXEL International Corp. *	2,322,900
62,000	Perrigo Co.	2,339,260
		21,458,680

E-Commerce — 1.0%
138,000	Informatica Corp. *	2,354,280

Educational Services — 0.7%
38,000	Apollo Group, Inc. Class A *	1,641,600

Electrical Equipment — 2.0%
96,000	Corning, Inc.	2,307,840
84,000	FLIR Systems, Inc. *	2,527,560
		4,835,400

Electrical Utility - Central — 0.9%
42,000	ITC Holdings Corp.	2,186,520

Electronics — 2.9%
232,000	Flextronics International Ltd. *	2,178,480
191,000	JDS Uniphase Corp. *	2,557,490
30,000	MEMC Electronic Materials, Inc. *	2,127,000
		6,862,970

Entertainment — 0.9%
71,000	Walt Disney Co. (The)	2,227,980

Entertainment Technology — 1.9%
64,000	Dolby Laboratories, Inc. Class A *	2,320,640
66,000	Netflix, Inc. *	2,286,900
		4,607,540

Environmental — 2.0%
35,000	Clean Harbors, Inc. *	2,275,000
48,000	Stericycle, Inc. *	2,472,000
		4,747,000

Financial Services - Diversified — 1.0%
59,000	Nasdaq Stock Market, Inc. *	2,280,940

Food Processing — 0.9%
62,000	Fresh Del Monte Produce, Inc. *	2,256,800

Foreign Electronics — 0.9%
104,000	Matsushita Electric Industrial Co. Ltd. ADR	2,257,840

Furniture/Home Furnishings — 0.8%
75,000	Herman Miller, Inc.	1,842,750

Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2008 (Unaudited)
Shares		Value

Hotel/Gaming — 0.9%
60,000	WMS Industries, Inc. *	$2,158,200

Industrial Services — 1.1%
37,000	FTI Consulting, Inc. *	2,628,480

Information Services — 1.0%
38,000	IHS, Inc. Class A *	2,443,780

Insurance - Life — 1.1%
39,000	AFLAC, Inc.	2,533,050

Internet — 1.0%
20,000	Priceline.com, Inc. *	2,417,200

Machinery — 5.1%
41,000	AGCO Corp. *	2,455,080
22,000	Bucyrus International, Inc. Class A	2,236,300
29,000	Deere & Co.	2,332,760
24,000	Flowserve Corp.	2,505,120
26,000	Lindsay Corp.	2,664,220
		12,193,480

Maritime — 1.0%
40,000	Kirby Corp. *	2,280,000

Medical Services — 0.9%
56,000	Amedisys, Inc. *	2,203,040

Medical Supplies — 6.9%
25,000	Bard (C.R.), Inc.	2,410,000
30,000	Illumina, Inc. *	2,277,000
8,000	Intuitive Surgical, Inc. *	2,594,800
51,000	Kinetic Concepts, Inc. *	2,357,730
67,000	Meridian Bioscience, Inc.	2,239,810
57,000	St. Jude Medical, Inc. *	2,461,830
50,000	Varian Medical Systems, Inc. *	2,342,000
		16,683,170

Natural Gas - Diversified — 1.9%
70,000	Southwestern Energy Co. *	2,358,300
70,000	Williams Companies, Inc. (The)	2,308,600
		4,666,900

Oilfield Services/Equipment — 2.1%
18,000	Transocean, Inc. *	2,433,600
37,000	Weatherford International Ltd. *	2,681,390
		5,114,990

Packaging & Container — 2.0%
34,000	Greif, Inc. Class A	2,315,131
45,000	Owens-Illinois, Inc. *	2,539,350
		4,854,481

Paper & Forest Products — 1.9%
165,000	Glatfelter	2,493,150
80,000	International Paper Co.	2,176,000
		4,669,150

Shares		Value

Petroleum - Integrated — 1.1%
32,000	Murphy Oil Corp.	$2,628,480

Petroleum - Producing — 1.9%
19,000	Apache Corp.	2,295,580
37,000	Range Resources Corp.	2,347,650
		4,643,230

Pharmacy Services — 1.0%
38,000	Express Scripts, Inc. *	2,444,160

Precious Metals — 1.0%
63,000	Pan American Silver Corp. *	2,417,310

Precision Instrument — 2.9%
48,000	Axsys Technologies, Inc. *	2,394,240
63,000	II-VI, Inc. *	2,376,782
18,000	K-Tron International, Inc. *	2,161,980
		6,933,002

Railroad — 1.0%
44,000	CSX Corp.	2,467,080

Retail - Special Lines — 2.0%
47,000	GameStop Corp. Class A *	2,430,370
76,000	Urban Outfitters, Inc. *	2,382,600
		4,812,970

Retail Store — 1.0%
44,000	Wal-Mart Stores, Inc.	2,317,920

Semiconductor — 1.0%
99,000	Xilinx, Inc.	2,351,250

Shoe — 1.0%
34,000	NIKE, Inc. Class B	2,312,000

Steel - General — 1.0%
21,000	Cleveland-Cliffs, Inc.	2,516,220

Telecommunications Equipment — 0.9%
70,000	Nokia Oyj ADR	2,228,100

Tire & Rubber — 1.0%
79,000	Quaker Chemical Corp.	2,464,808

Toiletries & Cosmetics — 0.9%
33,000	Chattem, Inc. *	2,189,220

Wireless Networking — 0.9%
19,000	Research In Motion Ltd. *	2,132,370

Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2008 (Unaudited)

Total Common Stocks And Total Investment Securities — 97.5% (Cost $221,896,140)	$234,717,313

Principal Amount		Value

Repurchase Agreements (1) — 2.6%
$6,300,000	With Morgan Stanley, 1.15%, dated 3/31/08, due 4/1/08, delivery value $6,300,201 (collateralized by $6,135,000 U.S. Treasury Notes 4.00%, due 3/15/10, with a value of $6,435,165)	$6,300,000

	Total Repurchase Agreements (Cost $6,300,000)	6,300,000

Excess Of Liabilities Over Cash And Other Assets —(-0.1%)		(168,363)

Net Assets —100.0%		$240,848,950

Net Asset Value Per Outstanding Share ($240,848,950 ÷ 13,208,655 shares outstanding )		$18.23

*	Non-income producing.
(1)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR	American Depositary Receipt

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation
$228,196,140	$22,822,780	$(10,001,607)	$12,821,173

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$234,717,313	-
Level 2 - Other Significant Observable Inputs	6,300,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$241,017,313	-

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$-	$-
Accrued discounts/premiums	-	-
Realized gain/loss and change in unrealized appreciation/depreciation	-	-	*
Net purchases/sales	-	-
Net transfers in and/or out of Level 3	-	-
Balance, as of 03/31/08	$-	$-
Net change in unrealized appreciation/depreciation from investments still held as of 03/31/08	$-	$-

*The realized gain/loss earned during the period ended 03/31/08 for other financial instruments was $-.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	May 29, 2008